Condensed Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	6,894,356	6,894,356	6,894,356
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued		50,478,678	7,146,202
Common Stock, Shares, Outstanding	50,478,678	50,478,678	7,146,202
Treasury stock, share	39,975	39,975	39,975
Revision of Prior Period, Adjustment [Member]
Preferred stock, par value		$ 0.01
Preferred stock, shares authorized		6,894,356
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common Stock, Par or Stated Value Per Share		$ 0.01
Common Stock, Shares, Outstanding		47,435,106
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,105,644	1,105,644	1,105,644
Preferred stock, shares issued	0	0	1,105,644
Preferred stock, shares outstanding	0	0	1,105,644
Series A Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
Preferred stock, par value		$ 0.01
Preferred stock, shares authorized		1,105,644
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	2,000,000	2,000,000
Preferred stock, shares issued	2,000,000	2,000,000	0
Preferred stock, shares outstanding	2,000,000	2,000,000	0
Series B Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
Preferred stock, par value		$ 0.01
Preferred stock, shares issued		2,000,000
Preferred stock, shares outstanding		2,000,000